Stockholders' Equity - Summary of Stock Option Transactions under Stock Option Plan (Details) (10-K) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Number of Shares, Beginning balance	13,725	14,032	1,261
Number of Shares, Granted			12,800
Number of Shares, Canceled	(5,862)	(307)	(29)
Number of Shares, Exercised
Number of Shares, Ending balance	7,863	13,725	14,032
Weighted Average Exercise Price, Beginning Balance	$ 252.00	$ 252.90	$ 3,700.30
Weighted Average Exercise Price, Granted			19.20
Weighted Average Exercise Price, Canceled	246.80	4,723.90	47,239.00
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Ending Balance	$ 255.90	$ 252.00	$ 252.90